Income Taxes - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended							12 Months Ended						12 Months Ended
	Jul. 17, 2012	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Scenario, Decrease [Member]	Dec. 31, 2013 Scenario, Increase [Member]	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 2014 [Member]	Dec. 31, 2013 2015 [Member]	Dec. 31, 2013 2016 [Member]	Dec. 31, 2013 2017 [Member]	Dec. 31, 2013 2018 and beyond [Member]	Dec. 31, 2012 ITALY	Dec. 31, 2011 ITALY	Dec. 31, 2013 U.K.	Dec. 31, 2012 U.K.	Dec. 31, 2011 U.K.	Mar. 31, 2015 U.K. Scenario, Forecast [Member]	Dec. 31, 2012 NETHERLANDS	Dec. 31, 2011 NETHERLANDS
Income Tax Disclosure [Line Items]
Provision for income taxes			$ 671,000,000	$ 564,000,000	$ 652,000,000
Statutory federal income tax rate			23.00%	28.00%	28.00%											27.50%	27.50%	23.00%	23.00%	23.00%	21.00%	25.00%	25.00%
Gross tax loss carry forwards, subject to expiration											13,000,000	18,000,000	15,000,000	210,000,000	830,000,000
Gross tax loss carry forwards with indefinite lives			2,000,000,000
Tax loss carry forwards that were offset by full long-standing valuation allowances			1,000,000,000
Total amount of tax contingencies, that would affect the total income tax provision, if recognized			253,000,000
Increase (Decreases) to tax contingencies expected over the next twelve months								(192,000,000)	41,000,000
Tax positions for which the ultimate deductibility is highly certain			10,000,000
Interest and penalties recognized			(13,000,000)	(9,000,000)	(5,000,000)
Payment of interest and penalties accrued			26,000,000	41,000,000	48,000,000
Total tax impact of extended tax provisions		9,000,000
Reduction to corporate income tax rate	2.00%
Income tax examination year						2001	2012
Payments for tax examination settlements			19,000,000							75,000,000
Cash tax refunds that should be received in 2014										80,000,000
Cash payment resulting from potential tax deficiency assessment						45,000,000	50,000,000
Undistributed earnings in subsidiaries			7,300,000,000
Deferred tax liability on total undistributed earnings			$ 65,000,000